Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
GammaRoad Market Navigation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	7.55%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	18.66%
MarketVector™ GammaRoad U.S. Equity Strategy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%	7.28%